Discontinued Operations - Narrative (Details) - Discontinued Operations, Disposed of by Sale $ in Millions	Jul. 01, 2024 USD ($)	Jun. 07, 2024 USD ($)
PGSC and RRC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, including discontinued operation, wholly-owned percentage	1
PGSC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, including discontinued operation, wholly-owned percentage		1
Purchase price		$ 95.0
RRC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, including discontinued operation, wholly-owned percentage	1
Purchase price	$ 7.0